Net Income (Loss) per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) per Share
13.	Net Income (Loss) per Share
Basic and diluted net income (loss) per share was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net income (loss)	$(2,162)	$(21,996)	$3,424	$(39,797)
Cumulative undeclared preferred dividends to participating securities (Legacy Series D convertible preferred stock)	—	(725)	—	(1,442)

Net income (loss) attributable to common shareholders—Basic	$(2,162)	$(22,721)	$3,424	$(41,239)

Adjustment for change in fair value of liability classified warrants	—	—	(145)	—

Net income (loss) attributable to common shareholders—Diluted	(2,162)	(22,721)	3,279	(41,239)

Denominator:
Basic weighted-average common shares outstanding	47,946,609	27,107,397	47,862,980	27,097,341
Effect of potentially dilutive securities:
Stock options	—	—	917,086	—
Restricted stock units	—	—	94,182	—
Warrants	—	—	108,750	—

Diluted weighted-average common shares outstanding	47,946,609	27,107,397	48,982,998	27,097,341

Basic net income (loss) per common share	(0.05)	(0.84)	0.07	(1.52)
Diluted net income (loss) per common share	$(0.05)	$(0.84)	$0.07	$(1.52)
For the three months ended June 30, 2024 and 2023, the Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average share number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same. The Company excluded the following potential shares of Common Stock, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common shareholders for the periods indicated because including them would have had an anti-dilutive effect.

	As of June 30,
	2024	2023
Outstanding options to purchase Common Stock	7,198,719	4,136,040
Restricted Stock Units	593,397	1,415,104
Warrants to purchase Common Stock	403,658	432,664
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,554	—
Earn-Out Shares	9,000,000	—
Convertible Notes	479,196	3,489,958

Total	36,434,524	9,473,766

For the six months ended June 30, 2024 and 2023, the Company excluded the following potential shares of Common Stock, presented based on amounts outstanding at each period end, from the computation of diluted net income (loss) per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect. As the triggering event under which the
Earn-Out
shares become issuable has not been met as of June 30, 2024, the
Earn-Out
shares have been excluded from the computation of diluted net income (loss) per share. As the Company was in a net loss position for the six months ended June 30, 2023, the number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same.

	As of June 30,
	2024	2023
Outstanding options to purchase Common Stock	6,281,633	4,136,040
Restricted Stock Units	499,215	1,415,104
Warrants to purchase Common Stock	264,801	432,664
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,554	—
Earn-Out Shares	9,000,000	—
Convertible Notes	479,196	3,489,958

Total	35,284,399	9,473,766

13.	Net Loss per Share
Basic and diluted net loss per share was calculated as follows:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(80,607)	$(37,744)
Cumulative undeclared dividends to participating securities (Legacy Series D convertible preferred stock)	(1,697)	(2,907)

Net loss attributable to common stockholders	$(82,304)	$(40,651)

Denominator:
Basic and diluted weighted-average common stock outstanding	35,581,656	26,918,484

Net loss per share attributable to common stockholders, basic anddiluted (1)	$(2.31)	$(1.51)

(1)
The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.

The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Outstanding options to purchase common stock	3,886,038	4,301,960
Restricted Stock Units	643,635	1,415,104
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	138,857	297,854
Warrants to purchase common stock	264,801	138,857
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,838	—
Earn-Out Shares	9,000,000	—
Convertible notes (as converted to common stock)	—	171,256

Total	32,693,169	6,325,031